UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Core Plus Bond Fund	October 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 4.91%
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	37,004	$44,537
Fannie Mae Interest Strip
Series 35 2 12.00% 7/25/18	3,761	4,021
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.169% 2/25/42 ●	45,650	53,423
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	67	69
Series 1996-46 ZA 7.50% 11/25/26	34,157	39,315
Series 2002-83 GH 5.00% 12/25/17	24,710	25,075
Series 2005-70 PA 5.50% 8/25/35	8,751	9,913
Series 2008-15 SB 6.066% 8/25/36 Σ●	24,035	4,941
Series 2010-129 SM 5.466% 11/25/40 Σ●	155,300	27,533
Series 2011-80 CB 4.00% 8/25/26	1,953,713	2,143,070
Series 2012-122 SD 5.566% 11/25/42 Σ●	289,597	62,708
Series 2013-7 EI 3.00% 10/25/40 Σ	122,413	14,074
Series 2013-38 AI 3.00% 4/25/33 Σ	417,578	52,742
Series 2013-43 IX 4.00% 5/25/43 Σ	611,151	130,828
Series 2013-44 DI 3.00% 5/25/33 Σ	641,227	93,999
Series 2013-55 AI 3.00% 6/25/33 Σ	257,832	33,609
Series 2014-68 BS 5.616% 11/25/44 Σ●	216,041	45,183
Series 2014-90 SA 5.616% 1/25/45 Σ●	602,872	124,074
Series 2015-27 SA 5.916% 5/25/45 Σ●	81,038	19,206
Series 2015-44 Z 3.00% 9/25/43	198,785	198,348
Series 2015-95 SH 5.466% 1/25/46 Σ●	198,835	50,249
Series 2016-55 SK 5.466% 8/25/46 Σ●	161,859	44,045
Series 2016-62 SA 5.466% 9/25/46 Σ●	312,779	86,217
Series 2016-74 GS 5.466% 10/25/46 Σ●	99,363	28,082
Freddie Mac REMICs
Series 2557 WE 5.00% 1/15/18	21,763	22,122
Series 3656 PM 5.00% 4/15/40	134,092	148,741
Series 4109 AI 3.00% 7/15/31 Σ	413,863	45,139
Series 4120 IK 3.00% 10/15/32 Σ	324,902	41,969
Series 4146 IA 3.50% 12/15/32 Σ	172,131	24,856
Series 4159 KS 5.615% 1/15/43 Σ●	150,456	40,161
Series 4181 DI 2.50% 3/15/33 Σ	105,182	11,767
Series 4184 GS 5.585% 3/15/43 Σ●	172,654	39,873
Series 4185 LI 3.00% 3/15/33 Σ	157,624	22,793
Series 4191 CI 3.00% 4/15/33 Σ	70,229	8,747
Series 4435 DY 3.00% 2/15/35	162,000	166,916
Series 4592 WT 5.50% 6/15/46	365,698	409,829
Series 4594 SG 5.465% 6/15/46 Σ●	439,165	117,964
Series 4623 LZ 2.50% 10/15/46	65,000	60,247

NQ-023 [10/16] 12/16 (18160)     1

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4623 MW 2.50% 10/15/46	75,000	$72,375
Freddie Mac Strips
Series 267 S5 5.465% 8/15/42 Σ●	225,210	43,969
Series 299 S1 5.465% 1/15/43 Σ●	166,756	35,857
Series 326 S2 5.415% 3/15/44 Σ●	113,874	25,416
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-HQA2 M2 3.334% 5/25/28 ●	250,000	256,315
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	19,250	22,990
GNMA
Series 2010-42 PC 5.00% 7/20/39	545,000	611,572
Series 2010-113 KE 4.50% 9/20/40	245,000	272,430
Series 2012-136 MX 2.00% 11/20/42	30,000	27,494
Series 2013-113 AZ 3.00% 8/20/43	204,512	198,996
Series 2013-113 LY 3.00% 5/20/43	22,000	22,709
Series 2015-64 GZ 2.00% 5/20/45	80,240	68,158
Series 2015-133 AL 3.00% 5/20/45	214,000	213,276
Series 2016-111 PB 2.50% 8/20/46	74,000	70,526
Series 2016-134 MW 3.00% 10/20/46	12,000	12,120
Total Agency Collateralized Mortgage Obligations (cost $6,518,184)		6,450,588

Agency Commercial Mortgage-Backed Securities – 2.11%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K031 A2 3.30% 4/25/23 ⧫●	320,000	345,795
Series K041 A2 3.171% 10/25/24 ⧫	240,000	257,345
Series K055 A2 2.673% 3/25/26 ⧫	245,000	251,979
Series K056 A2 2.525% 5/25/26 ⧫	85,000	86,346
Series K057 A2 2.57% 7/25/26 ⧫	70,000	71,292
Series K716 A2 3.13% 6/25/21 ⧫	100,000	106,492
Series K719 A1 2.53% 12/25/21 ⧫	58,371	60,464
Series K722 A1 2.183% 5/25/22 ⧫	89,535	90,953
Series KS03 A4 3.161% 5/25/25 ⧫●	110,000	116,453
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.444% 4/25/20 #●	95,000	104,988
Series 2011-K10 B 144A 4.631% 11/25/49 #●	110,000	118,999
Series 2011-K14 B 144A 5.167% 2/25/47 #●	50,000	55,643
Series 2011-K15 B 144A 4.948% 8/25/44 #●	75,000	82,416
Series 2012-K18 B 144A 4.255% 1/25/45 #●	55,000	59,435
Series 2012-K22 B 144A 3.686% 8/25/45 #●	190,000	200,571
Series 2012-K708 B 144A 3.751% 2/25/45 #●	110,000	113,177
Series 2012-K708 C 144A 3.751% 2/25/45 #●	25,000	24,980

2     NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K33 B 144A 3.502% 8/25/46 #●	65,000	$66,309
Series 2013-K35 C 144A 3.942% 8/25/23 #●	20,000	19,424
Series 2013-K712 B 144A 3.369% 5/25/45 #●	60,000	61,460
Series 2013-K712 C 144A 3.369% 5/25/45 #●	300,000	304,087
Series 2013-K713 B 144A 3.165% 4/25/46 #●	35,000	35,814
Series 2013-K713 C 144A 3.165% 4/25/46 #●	140,000	139,307
Total Agency Commercial Mortgage-Backed Securities (cost $2,771,383)		2,773,729

Agency Mortgage-Backed Securities – 23.24%
Fannie Mae
10.50% 6/1/30	9,941	10,126
Fannie Mae ARM
2.415% 5/1/43 ●	59,419	61,029
2.553% 6/1/43 ●	21,759	22,324
2.913% 7/1/45 ●	35,788	37,032
2.951% 12/1/45 ●	45,074	46,875
2.965% 4/1/46 ●	19,289	20,027
3.018% 7/1/36 ●	54,305	57,990
3.076% 8/1/35 ●	17,531	18,518
3.203% 4/1/44 ●	31,634	32,870
3.239% 3/1/44 ●	74,853	78,390
3.275% 9/1/43 ●	50,547	52,691
Fannie Mae S.F. 30 yr
4.50% 11/1/39	63,256	70,400
4.50% 1/1/40	826,251	915,410
4.50% 6/1/40	65,281	72,455
4.50% 8/1/40	19,949	21,951
4.50% 7/1/41	167,159	184,906
4.50% 8/1/41	172,825	191,914
4.50% 1/1/42	38,801	42,989
4.50% 8/1/42	1,082,293	1,193,057
4.50% 10/1/43	451,780	500,266
4.50% 10/1/44	59,975	66,178
4.50% 2/1/46	4,174,244	4,578,863
4.50% 3/1/46	24,983	27,553
4.50% 7/1/46	93,808	102,671
5.50% 12/1/32	2,090	2,377
5.50% 2/1/33	26,811	30,403
5.50% 6/1/33	16,579	18,832
5.50% 4/1/34	11,799	13,418
5.50% 5/1/34	115,711	131,633
5.50% 7/1/34	3,738	4,257

NQ-023 [10/16] 12/16 (18160)     3

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 9/1/34	60,927	$69,376
5.50% 11/1/34	11,287	12,848
5.50% 12/1/34	250,615	285,157
5.50% 3/1/35	22,802	25,904
5.50% 4/1/35	68,456	77,939
5.50% 5/1/35	62,542	71,168
5.50% 6/1/35	7,877	8,967
5.50% 12/1/35	10,776	12,202
5.50% 1/1/36	51,332	58,474
5.50% 4/1/36	260,463	295,509
5.50% 5/1/36	5,354	6,086
5.50% 7/1/36	3,177	3,614
5.50% 9/1/36	62,534	71,132
5.50% 11/1/36	9,199	10,419
5.50% 1/1/37	38,197	43,205
5.50% 2/1/37	26,875	30,433
5.50% 4/1/37	77,248	87,495
5.50% 8/1/37	55,169	62,773
5.50% 9/1/37	51,729	58,485
5.50% 1/1/38	576,544	655,318
5.50% 2/1/38	92,407	105,005
5.50% 6/1/38	91,890	103,924
5.50% 7/1/38	18,368	20,748
5.50% 9/1/38	81,456	92,436
5.50% 12/1/38	356,929	406,005
5.50% 1/1/39	102,835	116,970
5.50% 2/1/39	138,740	157,708
5.50% 6/1/39	52,758	59,814
5.50% 12/1/39	105,909	120,502
5.50% 3/1/40	304,405	346,261
5.50% 7/1/40	78,494	89,155
5.50% 3/1/41	235,417	267,813
5.50% 6/1/41	136,606	155,420
5.50% 9/1/41	573,755	650,450
6.00% 6/1/36	3,770	4,330
6.00% 9/1/36	21,110	24,803
6.00% 12/1/36	3,813	4,409
6.00% 2/1/37	12,782	14,668
6.00% 6/1/37	2,108	2,444
6.00% 7/1/37	146,033	169,576
6.00% 8/1/37	38,851	44,771
6.00% 9/1/37	4,159	4,772

4     NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 11/1/37	678	$777
6.00% 5/1/38	25,900	29,728
6.00% 9/1/38	162,151	186,468
6.00% 10/1/38	5,889	6,759
6.00% 9/1/39	110,215	126,235
6.00% 10/1/39	179,157	208,734
6.00% 3/1/40	16,816	19,288
6.00% 4/1/40	28,756	32,969
6.00% 9/1/40	15,434	17,697
6.00% 11/1/40	6,006	7,001
6.00% 5/1/41	374,479	429,766
6.00% 7/1/41	319,888	367,828
6.50% 5/1/40	38,091	44,631
10.00% 2/1/25	19,537	21,023
Fannie Mae S.F. 30 yr TBA
3.00% 12/1/46	9,590,000	9,854,099
Freddie Mac ARM
2.667% 10/1/36 ●	37,654	39,837
2.82% 9/1/45 ●	256,151	264,564
2.938% 10/1/45 ●	68,086	70,682
2.946% 11/1/44 ●	22,493	23,247
2.982% 11/1/45 ●	51,094	53,078
3.11% 3/1/46 ●	99,759	103,774
Freddie Mac S.F. 30 yr
4.50% 4/1/39	10,855	11,958
4.50% 5/1/40	410,580	457,523
4.50% 3/1/42	257,677	283,928
4.50% 7/1/42	106,825	117,406
4.50% 12/1/43	94,598	104,509
4.50% 8/1/44	157,680	173,788
4.50% 7/1/45	626,231	687,382
5.50% 3/1/34	4,541	5,177
5.50% 12/1/34	4,308	4,919
5.50% 12/1/35	488,425	554,638
5.50% 6/1/36	2,604	2,960
5.50% 11/1/36	5,743	6,533
5.50% 9/1/37	5,784	6,567
5.50% 7/1/38	21,097	23,981
5.50% 6/1/39	21,331	24,164
5.50% 3/1/40	14,449	16,427
5.50% 8/1/40	51,084	57,945
5.50% 1/1/41	16,378	18,579

NQ-023 [10/16] 12/16 (18160)     5

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 6/1/41	256,140	$289,934
6.00% 2/1/36	9,245	10,672
6.00% 9/1/37	14,737	16,923
6.00% 1/1/38	5,673	6,504
6.00% 6/1/38	15,125	17,382
6.00% 8/1/38	93,165	108,477
6.00% 5/1/40	84,292	96,665
6.00% 7/1/40	77,672	89,085
Freddie Mac S.F. 30 yr TBA
0.00% 10/1/46	1,221,000	1,350,159
GNMA I S.F. 30 yr
5.00% 3/15/40	341,807	380,915
GNMA II S.F. 30 yr
5.50% 5/20/37	32,611	36,490
5.50% 4/20/40	30,658	33,850
6.00% 2/20/39	49,995	56,965
6.00% 4/20/46	47,535	53,439
Total Agency Mortgage-Backed Securities (cost $30,455,148)		30,529,922

Collateralized Debt Obligations – 2.24%
Anchorage Capital CLO 6
Series 2015-6A A1 144A 2.42% 4/15/27 #●	250,000	249,688
Avery Point III CLO
Series 2013-3A A 144A 2.282% 1/18/25 #●	250,000	249,942
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 2.371% 7/20/26 #●	500,000	500,361
BlueMountain CLO
Series 2015-2A A1 144A 2.312% 7/18/27 #●	250,000	250,463
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.344% 10/20/28 #●	250,000	249,875
Cent CLO
Series 2014-21A A1B 144A 2.276% 7/27/26 #●	250,000	249,875
Magnetite IX
Series 2014-9A A1 144A 2.302% 7/25/26 #●	495,000	495,228
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.30% 7/15/27 #●	250,000	249,874
Shackleton CLO
Series 2014-5A A 144A 2.288% 5/7/26 #●	250,000	249,729
Venture XXIV CLO
Series 2016-24A A1D 144A 2.24% 10/20/28 #●	195,000	194,610
Total Collateralized Debt Obligations (cost $2,936,434)		2,939,645

6     NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds – 0.15%
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18 @	24,000	$23,700
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	5,000	4,922
Ciena 144A 3.75% exercise price $20.17, maturity date
10/15/18 #	14,000	16,695
General Cable 4.50% exercise price $31.96, maturity date
11/15/29 @ϕ	28,000	18,147
Hologic 2.00% exercise price $31.18, maturity date
3/1/42 ϕ	19,000	24,296
Jefferies Group 3.875% exercise price $44.04, maturity
date 11/1/29	32,000	32,560
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	39,000	39,293
Nuance Communications 2.75% exercise price $32.30,
maturity date 11/1/31	27,000	27,135
Vector Group 2.50% exercise price $15.22, maturity date
1/15/19 ●	8,000	11,443
Total Convertible Bonds (cost $189,860)		198,191

Corporate Bonds – 45.97%
Banking – 10.14%
Banco Nacional de Comercio Exterior 144A
3.80% 8/11/26 #●	200,000	198,500
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	200,000	207,980
Bank of America 4.45% 3/3/26	945,000	1,010,692
Bank of New York Mellon
2.15% 2/24/20	30,000	30,365
2.20% 8/16/23	135,000	133,170
2.50% 4/15/21	270,000	275,466
2.80% 5/4/26	65,000	65,651
3.00% 10/30/28	50,000	49,959
4.625% 12/29/49 ●	150,000	146,820
Barclays 3.20% 8/10/21	235,000	236,817
Capital One 2.25% 9/13/21	250,000	248,890
Citigroup 3.20% 10/21/26	165,000	164,963
Citizens Bank 2.55% 5/13/21	250,000	253,431
Citizens Financial Group 4.30% 12/3/25	115,000	120,156
Compass Bank 3.875% 4/10/25	250,000	243,267
Cooperatieve Rabobank 3.75% 7/21/26	250,000	251,608
Credit Suisse Group 144A 6.25% 12/29/49 #●	400,000	387,000
Credit Suisse Group Funding Guernsey 144A
4.55% 4/17/26 #	865,000	908,973
Fifth Third Bancorp 2.875% 7/27/20	50,000	51,769

NQ-023 [10/16] 12/16 (18160)     7

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Fifth Third Bank
2.25% 6/14/21	200,000	$202,168
3.85% 3/15/26	200,000	210,615
Goldman Sachs Group 5.15% 5/22/45	325,000	352,494
HSBC Holdings 2.65% 1/5/22	200,000	199,138
Huntington Bancshares 2.30% 1/14/22	160,000	158,800
JPMorgan Chase & Co. 4.25% 10/1/27	990,000	1,055,268
KeyBank 3.40% 5/20/26	545,000	553,847
KeyCorp 5.00% 12/29/49 ●	260,000	255,905
Morgan Stanley
3.125% 7/27/26	250,000	249,327
3.95% 4/23/27	630,000	649,522
Nationwide Building Society 144A 4.00% 9/14/26 #	250,000	247,116
PNC Bank
2.30% 6/1/20	335,000	340,266
2.45% 11/5/20	250,000	254,854
PNC Financial Services Group 5.00% 12/29/49 ●	155,000	155,158
Royal Bank of Scotland Group
3.875% 9/12/23	200,000	196,104
8.625% 12/29/49 ●	200,000	199,500
State Street
2.55% 8/18/20	120,000	123,679
3.55% 8/18/25	130,000	140,012
SunTrust Bank 3.30% 5/15/26	200,000	201,957
Swedbank 144A 2.65% 3/10/21 #	200,000	205,361
Toronto-Dominion Bank
2.125% 4/7/21	115,000	115,877
2.50% 12/14/20	100,000	102,379
3.625% 9/15/31 ●	160,000	160,099
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	400,000	398,342
144A 4.125% 4/15/26 #	350,000	366,161
US Bancorp
3.10% 4/27/26	50,000	51,054
3.60% 9/11/24	125,000	132,702
USB Capital IX 3.50% 10/29/49 ●	705,000	607,181
Wells Fargo & Co. 3.00% 10/23/26	130,000	129,273
Woori Bank 144A 4.75% 4/30/24 #	200,000	212,254
Zions Bancorporation 4.50% 6/13/23	105,000	109,281
		13,321,171
Basic Industry – 2.43%
CF Industries 6.875% 5/1/18	210,000	222,008

8     NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Dow Chemical 8.55% 5/15/19	479,000	$558,450
Eastman Chemical 4.65% 10/15/44	270,000	274,534
Georgia-Pacific 8.00% 1/15/24	195,000	256,822
International Paper
4.40% 8/15/47	270,000	265,172
5.15% 5/15/46	145,000	157,370
INVISTA Finance 144A 4.25% 10/15/19 #	120,000	120,887
NOVA Chemicals 144A 5.00% 5/1/25 #	60,000	60,375
OCP 144A 4.50% 10/22/25 #	200,000	202,152
Rio Tinto Finance USA 3.75% 6/15/25	185,000	197,388
Steel Dynamics 5.50% 10/1/24	360,000	380,700
Suzano Austria 144A 5.75% 7/14/26 #	300,000	297,390
Vale Overseas 5.875% 6/10/21	130,000	138,938
WR Grace & Co-Conn 144A 5.125% 10/1/21 #	60,000	64,050
		3,196,236
Brokerage – 0.36%
E*TRADE Financial 5.875% 12/29/49 ●	160,000	166,200
Jefferies Group
6.45% 6/8/27	60,000	67,074
6.50% 1/20/43	50,000	51,942
Lazard Group
3.75% 2/13/25	125,000	127,215
6.85% 6/15/17	64,000	65,851
		478,282
Capital Goods – 2.16%
Ball 5.00% 3/15/22	315,000	340,200
CCL Industries 144A 3.25% 10/1/26 #	95,000	93,691
Cemex 144A 7.75% 4/16/26 #	200,000	224,620
Crown Americas 144A 4.25% 9/30/26 #	200,000	196,500
Fortive 144A 3.15% 6/15/26 #	140,000	141,942
Fortune Brands Home & Security 3.00% 6/15/20	70,000	72,057
LafargeHolcim Finance US 144A 3.50% 9/22/26 #	400,000	404,172
Lennox International 3.00% 11/15/23	100,000	99,999
Masco 3.50% 4/1/21	175,000	180,075
Parker-Hannifin 3.30% 11/21/24	10,000	10,557
Siemens Financieringsmaatschappij 144A
2.35% 10/15/26 #	335,000	324,236
St Marys Cement Canada 144A 5.75% 1/28/27 #	200,000	202,680
United Rentals North America 5.875% 9/15/26	340,000	348,024
United Technologies 3.75% 11/1/46	125,000	124,318
Waste Management 2.40% 5/15/23	70,000	70,313
		2,833,384

NQ-023 [10/16] 12/16 (18160)     9

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications – 4.45%
21st Century Fox America 4.95% 10/15/45	180,000	$198,380
Activision Blizzard 144A 3.40% 9/15/26 #	180,000	178,780
American Tower
2.25% 1/15/22	15,000	14,818
4.00% 6/1/25	150,000	157,899
4.40% 2/15/26	95,000	102,462
American Tower Trust I 144A 3.07% 3/15/23 #	210,000	218,504
AT&T
4.35% 6/15/45	95,000	87,493
144A 4.50% 3/9/48 #	270,000	254,261
CC Holdings GS V 3.849% 4/15/23	100,000	105,541
Charter Communications Operating 144A
4.908% 7/23/25 #	275,000	297,119
Columbus Cable Barbados 144A 7.375% 3/30/21 #	200,000	214,750
Crown Castle International 5.25% 1/15/23	150,000	168,174
Crown Castle Towers 144A 4.883% 8/15/20 #	505,000	549,355
CSC Holdings 144A 5.50% 4/15/27 #	200,000	203,375
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #	240,000	237,756
144A 2.485% 9/19/23 #	295,000	292,537
DISH DBS 7.75% 7/1/26	255,000	280,661
Frontier Communications 10.50% 9/15/22	80,000	83,500
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,733
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	202,640
SBA Tower Trust 144A 2.24% 4/16/18 #	160,000	160,407
Sky 144A 3.75% 9/16/24 #	355,000	364,800
Sprint Communications 144A 7.00% 3/1/20 #	230,000	250,700
Time Warner Cable 7.30% 7/1/38	300,000	379,660
Verizon Communications
4.125% 8/15/46	415,000	397,850
4.522% 9/15/48	135,000	134,812
4.862% 8/21/46	60,000	63,807
Viacom 3.45% 10/4/26	95,000	94,553
WPP Finance 2010 5.625% 11/15/43	45,000	52,381
		5,846,708
Consumer Cyclical – 3.53%
Adient Global Holdings 144A 4.875% 8/15/26 #	200,000	197,220
CVS Health 5.00% 12/1/24	555,000	634,288
Daimler Finance North America 144A 2.20% 10/30/21 #	160,000	160,327
Ford Motor Credit 3.096% 5/4/23	200,000	200,307
General Motors Financial
3.45% 4/10/22	155,000	156,916

10     NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
3.70% 5/9/23	105,000	$106,523
4.00% 10/6/26	300,000	299,723
5.25% 3/1/26	65,000	70,919
Goodyear Tire & Rubber 5.00% 5/31/26	325,000	328,656
Hyundai Capital America
144A 2.125% 10/2/17 #	130,000	130,570
144A 2.75% 9/27/26 #	115,000	111,248
144A 3.00% 3/18/21 #	70,000	72,115
JD.com 3.125% 4/29/21	200,000	199,921
Lowe’s
3.375% 9/15/25	100,000	106,690
3.70% 4/15/46	150,000	148,278
Marriott International 3.125% 6/15/26	145,000	145,263
MGM Growth Properties Operating Partnership 144A
4.50% 9/1/26 #	220,000	217,250
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	140,000	144,561
4.50% 10/1/34	20,000	20,392
Target 3.625% 4/15/46	525,000	518,565
Walgreens Boots Alliance
3.10% 6/1/23	555,000	562,409
3.45% 6/1/26	65,000	66,387
4.80% 11/18/44	40,000	42,997
		4,641,525
Consumer Non-Cyclical – 5.97%
AbbVie 3.20% 5/14/26	255,000	251,274
Altria Group 3.875% 9/16/46	260,000	257,093
Anheuser-Busch InBev Finance 3.65% 2/1/26	755,000	795,373
Aramark Services 144A 4.75% 6/1/26 #	170,000	170,425
Becle 144A 3.75% 5/13/25 #	150,000	152,805
Becton Dickinson & Co. 6.375% 8/1/19	185,000	207,567
Biogen
4.05% 9/15/25	40,000	42,703
5.20% 9/15/45	125,000	141,506
BRF 144A 4.35% 9/29/26 #	200,000	194,400
Celgene
3.25% 8/15/22	280,000	291,172
3.875% 8/15/25	60,000	62,970
Gilead Sciences
2.95% 3/1/27	115,000	113,856
4.15% 3/1/47	295,000	293,582

NQ-023 [10/16] 12/16 (18160)       11

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Gruma 144A 4.875% 12/1/24 #	200,000	$217,500
Kraft Heinz Foods 3.00% 6/1/26	240,000	237,792
Molson Coors Brewing
3.00% 7/15/26	105,000	104,301
4.20% 7/15/46	115,000	115,456
Mylan 144A 3.95% 6/15/26 #	390,000	389,766
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	133,629
PepsiCo 2.375% 10/6/26	190,000	186,533
Pernod Ricard
144A 3.25% 6/8/26 #	160,000	161,037
144A 4.45% 1/15/22 #	300,000	328,826
Reynolds American
4.00% 6/12/22	20,000	21,539
4.45% 6/12/25	170,000	186,936
Shire Acquisitions Investments Ireland
2.40% 9/23/21	160,000	158,941
2.875% 9/23/23	155,000	152,673
3.20% 9/23/26	90,000	88,563
Sigma Alimentos 144A 4.125% 5/2/26 #	200,000	201,700
St. Jude Medical 2.80% 9/15/20	75,000	76,730
Sysco 3.30% 7/15/26	400,000	408,646
Tempur Sealy International 5.50% 6/15/26	330,000	340,725
Teva Pharmaceutical Finance Netherlands III
2.80% 7/21/23	655,000	645,526
Thermo Fisher Scientific 3.00% 4/15/23	560,000	569,226
Zimmer Biomet Holdings 4.45% 8/15/45	140,000	138,569
		7,839,340
Electric – 6.60%
AES 5.50% 4/15/25	135,000	137,025
AES Gener 144A 5.00% 7/14/25 #	200,000	205,706
Ameren 3.65% 2/15/26	210,000	220,910
Ameren Illinois 9.75% 11/15/18	389,000	452,449
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	114,172
Appalachian Power
3.40% 6/1/25	270,000	283,408
4.45% 6/1/45	80,000	86,547
Black Hills
3.15% 1/15/27	75,000	75,253
3.95% 1/15/26	40,000	42,544
Cleveland Electric Illuminating 5.50% 8/15/24	230,000	270,011
CMS Energy 6.25% 2/1/20	190,000	215,374
ComEd Financing III 6.35% 3/15/33 @	190,000	197,454

12       NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Commonwealth Edison
3.65% 6/15/46	5,000	$5,002
4.35% 11/15/45	130,000	144,111
Consumers Energy
3.25% 8/15/46	125,000	119,731
4.10% 11/15/45	35,000	38,275
Dominion Resources
2.85% 8/15/26	35,000	34,540
3.90% 10/1/25	245,000	261,682
DTE Energy
2.85% 10/1/26	145,000	142,584
3.30% 6/15/22	115,000	120,888
Duke Energy
2.65% 9/1/26	45,000	43,880
4.80% 12/15/45	70,000	78,745
Duke Energy Carolinas 3.875% 3/15/46	95,000	98,492
Emera 6.75% 6/15/76 ●	205,000	226,939
Emera US Finance 144A 4.75% 6/15/46 #	300,000	320,097
Enel 144A 8.75% 9/24/73 #●	200,000	233,900
Enel Finance International 144A 6.00% 10/7/39 #	100,000	119,636
Enersis Americas 4.00% 10/25/26	30,000	29,995
Entergy
2.95% 9/1/26	55,000	54,514
4.00% 7/15/22	285,000	306,856
Entergy Louisiana 4.95% 1/15/45	55,000	58,615
Entergy Mississippi 2.85% 6/1/28	105,000	104,980
Exelon 3.95% 6/15/25	90,000	96,131
Fortis 144A 3.055% 10/4/26 #	280,000	276,116
Indiana Michigan Power 4.55% 3/15/46	65,000	70,685
IPALCO Enterprises 3.45% 7/15/20	125,000	128,750
ITC Holdings 3.25% 6/30/26	55,000	55,563
Kansas City Power & Light 3.65% 8/15/25	255,000	264,679
LG&E & KU Energy 4.375% 10/1/21	380,000	415,836
Louisville Gas & Electric 4.375% 10/1/45	40,000	44,297
Massachusetts Electric 144A 4.004% 8/15/46 #	295,000	300,178
Metropolitan Edison 144A 4.00% 4/15/25 #	50,000	52,339
MidAmerican Energy 4.25% 5/1/46	210,000	232,979
National Rural Utilities Cooperative Finance
2.70% 2/15/23	170,000	174,851
4.75% 4/30/43 ●	190,000	194,497
5.25% 4/20/46 ●	60,000	64,249
NV Energy 6.25% 11/15/20	100,000	116,302

NQ-023 [10/16] 12/16 (18160)       13

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Pennsylvania Electric 5.20% 4/1/20	175,000	$188,062
SCANA 4.125% 2/1/22	85,000	88,389
South Carolina Electric & Gas 4.10% 6/15/46	115,000	119,963
Southern
2.75% 6/15/20	180,000	185,002
3.25% 7/1/26	170,000	174,580
4.40% 7/1/46	135,000	143,174
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	115,000	121,619
Wisconsin Electric Power 4.30% 12/15/45	75,000	82,842
Xcel Energy 3.30% 6/1/25	230,000	239,951
		8,675,349
Energy – 3.33%
Anadarko Petroleum 6.60% 3/15/46	135,000	167,470
BP Capital Markets 3.017% 1/16/27	125,000	125,507
Buckeye Partners 3.95% 12/1/26	115,000	115,096
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	203,461
Colorado Interstate Gas 144A 4.15% 8/15/26 #	145,000	144,199
ConocoPhillips 4.95% 3/15/26	315,000	354,021
Dominion Gas Holdings 4.60% 12/15/44	90,000	94,871
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	170,000	182,992
Energy Transfer Partners
4.75% 1/15/26	35,000	36,138
6.125% 12/15/45	170,000	177,844
9.70% 3/15/19	127,000	147,160
EnLink Midstream Partners 4.85% 7/15/26	65,000	66,336
Enterprise Products Operating 7.034% 1/15/68 ●	30,000	31,673
Newfield Exploration 5.75% 1/30/22	395,000	413,763
Noble Energy 5.05% 11/15/44	90,000	91,152
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	213,922
Petrobras Global Finance 8.375% 5/23/21	50,000	55,440
Petroleos Mexicanos
6.625% 6/15/35	20,000	20,230
144A 6.75% 9/21/47 #	85,000	84,469
Petronas Global Sukuk 144A 2.707% 3/18/20 #	200,000	203,518
Plains All American Pipeline
4.65% 10/15/25	50,000	53,096
8.75% 5/1/19	195,000	225,469
Regency Energy Partners
5.00% 10/1/22	55,000	59,090
5.875% 3/1/22	100,000	112,121
Shell International Finance
2.875% 5/10/26	95,000	95,295

14       NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Shell International Finance
3.75% 9/12/46	50,000	$47,725
4.00% 5/10/46	235,000	233,495
Tengizchevroil Finance Co. International 144A
4.00% 8/15/26 #	200,000	193,385
Transcanada Trust 5.875% 8/15/76 ●	100,000	107,250
Woodside Finance
144A 3.65% 3/5/25 #	70,000	70,303
144A 3.70% 9/15/26 #	100,000	99,903
144A 8.75% 3/1/19 #	125,000	142,140
		4,368,534
Finance Companies – 1.34%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	200,000	207,000
AerCap Ireland Capital 3.95% 2/1/22	450,000	459,774
Affiliated Managers Group 3.50% 8/1/25	110,000	108,487
Air Lease 3.00% 9/15/23	140,000	138,937
Aviation Capital Group
144A 2.875% 9/17/18 #	10,000	10,188
144A 4.875% 10/1/25 #	165,000	182,119
144A 6.75% 4/6/21 #	45,000	53,450
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	197,182
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	200,000	201,076
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	200,000	198,452
		1,756,665
Insurance – 1.20%
Berkshire Hathaway 2.75% 3/15/23	85,000	87,599
Highmark 144A 6.125% 5/15/41 #@	30,000	29,422
MetLife 5.25% 12/29/49 ●	145,000	148,081
Principal Life Global Funding II 144A 3.00% 4/18/26 #	105,000	106,166
Prudential Financial
4.50% 11/15/20	50,000	54,724
5.375% 5/15/45 ●	95,000	98,990
5.875% 9/15/42 ●	225,000	246,656
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	95,000	97,780
144A 4.125% 11/1/24 #	425,000	441,597
XLIT
4.45% 3/31/25	85,000	86,532
5.50% 3/31/45	115,000	111,544
6.50% 12/29/49 ●	80,000	61,550
		1,570,641

NQ-023 [10/16] 12/16 (18160)       15

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 0.27%
KeySpan Gas East 144A 2.742% 8/15/26 #	155,000	$154,615
Southern Co. Gas Capital
3.25% 6/15/26	90,000	92,321
3.95% 10/1/46	105,000	104,553
		351,489
REITs – 1.41%
Alexandria Real Estate Equities 3.95% 1/15/27	45,000	47,046
AvalonBay Communities 2.95% 5/11/26	195,000	194,235
Corporate Office Properties
3.60% 5/15/23	150,000	148,780
5.25% 2/15/24	85,000	91,676
CubeSmart 3.125% 9/1/26	135,000	132,891
DDR 7.875% 9/1/20	90,000	107,371
Education Realty Operating Partnership 4.60% 12/1/24	115,000	119,018
Hospitality Properties Trust 4.50% 3/15/25	100,000	101,333
Host Hotels & Resorts
3.75% 10/15/23	135,000	136,123
4.50% 2/1/26	5,000	5,241
Kite Realty Group 4.00% 10/1/26	45,000	44,782
PLA Administradora Industrial 144A 5.25% 11/10/22 #	200,000	208,500
Sovran Acquisition 3.50% 7/1/26	95,000	95,458
Trust F/1401 144A 5.25% 1/30/26 #	200,000	207,500
UDR
2.95% 9/1/26	80,000	79,012
4.00% 10/1/25	40,000	42,844
WP Carey 4.60% 4/1/24	90,000	93,891
		1,855,701
Technology – 1.39%
Apple 3.85% 8/4/46	150,000	146,451
CDK Global 4.50% 10/15/24	105,000	106,061
Cisco Systems 1.85% 9/20/21	135,000	134,853
Diamond 1 Finance 144A 6.02% 6/15/26 #	240,000	262,086
Fidelity National Information Services
3.00% 8/15/26	55,000	53,870
5.00% 10/15/25	250,000	281,862
NXP 144A 4.625% 6/1/23 #	330,000	362,175
Oracle 4.00% 7/15/46	75,000	74,256
Samsung Electronics America 144A 1.75% 4/10/17 #	200,000	200,260
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	207,014
		1,828,888

16       NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation – 1.39%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	67,217	$69,654
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	48,697	50,649
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	85,906	87,731
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	24,409	25,873
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ⧫	59,853	62,849
Burlington Northern Santa Fe 4.70% 9/1/45	275,000	315,333
CSX 3.80% 11/1/46	325,000	315,606
ERAC USA Finance
144A 3.30% 12/1/26 #	230,000	234,045
144A 4.20% 11/1/46 #	60,000	58,402
Penske Truck Leasing
144A 3.30% 4/1/21 #	115,000	119,243
144A 3.375% 2/1/22 #	215,000	222,480
Transurban Finance 144A 3.375% 3/22/27 #	60,000	59,659
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	41,185	43,810
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	94,232	99,121
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ⧫	55,000	56,472
		1,820,927

Total Corporate Bonds (cost $59,736,894)		60,384,840

Municipal Bonds – 1.30%
Bay Area Toll Authority
(Build America Bond) Series S-3 6.907% 10/1/50	170,000	260,177
California State Various Purposes
Series B 5.00% 9/1/26	90,000	114,605
(Build America Bond) 7.55% 4/1/39	135,000	209,548
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	35,000	44,665
Series C 5.00% 10/1/25	90,000	113,774
Series D 5.00% 4/1/26	35,000	44,514
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	140,000	164,058

NQ-023 [10/16] 12/16 (18160)       17

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	140,000	$161,787
(Build America Bonds)
Series A 7.102% 1/1/41	90,000	132,847
Series F 7.414% 1/1/40	45,000	68,463
New York City, New York
Series C 5.00% 8/1/26	65,000	81,975
Series C 5.00% 8/1/27	35,000	43,689
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	60,719
Texas Water Development Board
Series A 5.00% 10/15/45	45,000	53,618
(Water Implementation Revenue) 5.00% 10/15/46	130,000	154,947
Total Municipal Bonds (cost $1,722,328)		1,709,386

Non-Agency Asset-Backed Securities – 4.43%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	52,899	54,201
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	110,000	110,348
Series 2014-4 A2 1.43% 6/17/19	180,000	180,296
American Express Credit Account Master Trust
Series 2014-3 A 1.49% 4/15/20	100,000	100,377
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	55,949	55,861
Avis Budget Rental Car Funding AESOP
Series 2013-1A A 144A 1.92% 9/20/19 #	120,000	119,826
Series 2014-1A A 144A 2.46% 7/20/20 #	200,000	201,400
Bank of America Credit Card Trust
Series 2014-A3 A 0.825% 1/15/20 ●	265,000	265,291
Series 2016-A1 A 0.925% 10/15/21 ●	125,000	125,374
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	6,972	6,978
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.615% 12/16/19 ●	110,000	110,000
Series 2014-A4 A4 0.895% 6/15/22 ●	120,000	119,940
Chase Issuance Trust
Series 2007-C1 C1 0.995% 4/15/19 ●	100,000	99,972
Series 2013-A6 A6 0.955% 7/15/20 ●	150,000	150,640
Chesapeake Funding
Series 2014-1A A 144A 0.946% 3/7/26 #●	101,794	101,770
Citibank Credit Card Issuance Trust
Series 2014-A9 A9 0.796% 11/23/18 ●	100,000	100,008

18       NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.875% 11/25/36 Φ	300,000	$307,808
CNH Equipment Trust
Series 2016-B A2B 0.935% 10/15/19 ●	25,000	25,034
Discover Card Execution Note Trust
Series 2013-A1 A1 0.835% 8/17/20 ●	200,000	200,379
Series 2014-A1 A1 0.965% 7/15/21 ●	200,000	200,754
Series 2016-A2 A2 1.075% 9/15/21 ●	100,000	100,715
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	90,000	90,030
Ford Credit Auto Owner Trust
Series 2016-2 A 144A 2.03% 12/15/27 #	240,000	241,055
Series 2016-B A2B 0.845% 3/15/19 ●	110,000	110,119
Golden Credit Card Trust
Series 2014-2A A 144A 0.985% 3/15/21 #●	500,000	500,349
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	14,966	14,964
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	48,000	43,338
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	100,000	100,175
Hyundai Auto Receivables Trust
Series 2015-C A2B 0.905% 11/15/18 ●	81,425	81,467
Mercedes-Benz Auto Lease Trust
Series 2016-A A2B 1.095% 7/16/18 ●	76,936	77,044
Mercedes-Benz Master Owner Trust
Series 2016-AA A 144A 1.115% 5/15/20 #●	100,000	100,399
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.146% 9/27/21 #●	65,000	65,369
Nissan Auto Lease Trust
Series 2015-B A2B 1.065% 12/15/17 ●	62,992	63,080
Series 2016-A A2B 0.915% 8/15/18 ●	80,000	80,102
Penarth Master Issuer
Series 2015-1A A1 144A 0.936% 3/18/19 #●	150,000	149,892
PFS Financing
Series 2015-AA A 144A 1.155% 4/15/20 #●	100,000	99,901
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	100,000	100,046
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	100,154
Toyota Auto Receivables Owner Trust
Series 2016-B A2B 0.785% 10/15/18 ●	95,000	95,080
Trade MAPS 1
Series 2013-1A A 144A 1.23% 12/10/18 #●	250,000	249,770

NQ-023 [10/16] 12/16 (18160)       19

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Verizon Owner Trust
Series 2016-1A A 144A 1.42% 1/20/21 #	310,000	$310,366
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	265,000	264,788
Volvo Financial Equipment
Series 2014-1A A3 144A 0.82% 4/16/18 #	28,130	28,107
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-2 A 0.976% 10/20/19 ●	30,000	30,016
World Financial Network Credit Card Master Trust
Series 2015-A A 1.015% 2/15/22 ●	85,000	85,179
Total Non-Agency Asset-Backed Securities
(cost $5,776,425)		5,817,762

Non-Agency Collateralized Mortgage Obligations – 1.42%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 Φ	3,826	3,790
Amherst Pierpont Securities
Series AM-9241 S 5.47% 5/15/46 ∑	100,000	21,484
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	77,958	77,583
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	37,495	38,776
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	52,868	54,062
Series 2007-A1 7A4 3.077% 7/25/35 ●	103,635	91,789
Series 2014-2 B1 144A 3.432% 6/25/29 #●	82,614	81,643
Series 2014-2 B2 144A 3.432% 6/25/29 #●	82,614	79,568
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,986
Series 2015-1 B1 144A 2.659% 12/25/44 #●	197,313	195,236
Series 2015-4 B1 144A 3.631% 6/25/45 #●	97,250	94,690
Series 2015-4 B2 144A 3.631% 6/25/45 #●	97,250	92,815
Series 2015-5 B2 144A 2.894% 5/25/45 #●	98,329	92,381
Series 2015-6 B1 144A 3.639% 10/25/45 #●	97,403	97,398
Series 2015-6 B2 144A 3.639% 10/25/45 #●	97,403	95,637
New Residential Mortgage Loan Trust
Series 2015-2A A1 144A 3.75% 8/25/55 #●	92,420	95,887
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.666% 9/25/43 #●	93,065	93,411
Series 2014-2 A4 144A 3.50% 7/25/44 #●	57,554	58,867
Series 2015-1 B2 144A 3.879% 1/25/45 #●	48,018	47,408
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	27,382	27,832

20       NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	86,656	$87,803
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	89,660	90,936
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	65,780	30,629
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.16% 4/25/36 ●	14,613	13,682
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.908% 3/20/45 #●	96,851	98,514
Total Non-Agency Collateralized Mortgage Obligations (cost $1,896,640)		1,862,807

Non-Agency Commercial Mortgage-Backed Securities – 4.64%
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 5.813% 2/10/51 ●	80,000	82,214
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	56,313	57,865
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.711% 12/10/49 ●	65,000	65,941
Series 2014-GC25 A4 3.635% 10/10/47	120,000	128,538
Series 2015-GC27 A5 3.137% 2/10/48	150,000	155,253
Series 2016-P3 A4 3.329% 4/15/49	110,000	115,384
Series 2016-P5 A4 2.941% 10/10/49	95,000	96,221
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	113,066
Series 2014-CR19 A5 3.796% 8/10/47	80,000	86,561
Series 2014-CR20 AM 3.938% 11/10/47	410,000	438,194
Series 2015-3BP A 144A 3.178% 2/10/35 #	190,000	197,064
Series 2015-CR23 A4 3.497% 5/10/48	55,000	58,229
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	80,000	80,276
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	200,000	209,185
Series 2016-C3 A5 2.89% 9/10/49	230,000	233,002
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	100,000	110,048
Series 2011-LC1A C 144A 5.697% 11/10/46 #●	145,000	163,580
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	300,000	317,420
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	162,769
Series 2014-GC24 A5 3.931% 9/10/47	245,000	267,448
Series 2015-GC32 A4 3.764% 7/10/48	75,000	81,327

NQ-023 [10/16] 12/16 (18160)       21

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	83,242	$83,273
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	225,000	225,119
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	255,000	275,345
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	200,000	206,924
JPMorgan Chase Commercial Mortgage Securities
Series 2016-WIKI A 144A 2.798% 10/5/31 #	55,000	56,340
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	87,077
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.508% 8/12/37 ●	35,000	37,384
Series 2005-LDP5 D 5.551% 12/15/44 ●	60,000	59,830
Series 2013-LC11 B 3.499% 4/15/46	95,000	98,204
Series 2015-JP1 A5 3.914% 1/15/49	165,000	180,772
Series 2016-JP2 A4 2.822% 8/15/49	130,000	130,919
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	6,204	6,202
Series 2006-C6 AJ 5.452% 9/15/39 ●	102,219	95,058
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	100,000	107,917
Series 2015-C23 A4 3.719% 7/15/50	295,000	317,907
Series 2015-C26 A5 3.531% 10/15/48	140,000	149,051
Series 2016-C29 A4 3.325% 5/15/49	95,000	99,147
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	99,907
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	75,000	78,216
Series 2014-LC18 A5 3.405% 12/15/47	135,000	142,194
Series 2015-NXS3 A4 3.617% 9/15/57	90,000	96,132
Series 2016-BNK1 A3 2.652% 8/15/49	155,000	154,491
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	85,000	88,209
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,077,579)		6,095,203

Regional Bonds – 0.74%Δ
Canada – 0.27%
Province of British Columbia Canada 2.25% 6/2/26	245,000	245,980
Province of Manitoba Canada 2.125% 6/22/26	110,000	108,180
		354,160
Japan – 0.47%
Japan Finance Organization For Municipalities
144A 2.125% 10/25/23 #	212,000	209,775

22      NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Regional BondsΔ (continued)
Japan (continued)
Japan Finance Organization For Municipalities
144A 2.125% 4/13/21 #	206,000	$207,130
Japan International Cooperation Agency 2.125% 10/20/26	200,000	197,102
		614,007
Total Regional Bonds (cost $968,869)		968,167

Senior Secured Loans – 3.64%«
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	348,237	346,539
Aramark Services Tranche E 1st Lien 3.338% 9/7/19	102,834	103,525
Avago Technologies Cayman Finance Tranche B 1st Lien
3.535% 2/1/23	87,714	88,728
Builders FirstSource Tranche B 1st Lien 4.75% 7/31/22	374,063	376,354
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21	170,686	162,216
DaVita Tranche B 1st Lien 3.50% 6/24/21	557,175	558,707
FCA US Tranche B 1st Lien 3.50% 5/24/17	96,804	97,028
First Data 1st Lien 3.524% 3/24/21	322,161	324,309
Hilton Worldwide Finance Tranche B1 1st Lien
3.50% 10/26/20	18,760	18,867
Hilton Worldwide Finance Tranche B2 1st Lien
3.034% 10/25/23	191,776	193,060
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	160,697	160,055
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	313,632	318,337
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	250,000	251,563
MGM Growth Properties Operating Partnership Tranche B
1st Lien 4.00% 4/25/23	348,250	349,828
NBTY Tranche B 1st Lien 5.00% 5/5/23	274,313	275,375
SFR Group Tranche B 1st Lien 5.137% 1/15/24	348,250	350,862
Solera Tranche B 1st Lien 5.75% 3/3/23	139,300	141,012
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	333,321	336,208
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20	329,122	330,013
Total Senior Secured Loans (cost $4,753,406)		4,782,586

Sovereign Bonds – 0.45%Δ
Hungary – 0.22%
Hungary Government International Bond 5.75% 11/22/23	250,000	292,094
		292,094

NQ-023 [10/16] 12/16 (18160)     23

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Mexico – 0.12%
Mexican Bonos 8.50% 5/31/29	MXN	2,515,000	$155,814
			155,814
South Africa – 0.11%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	2,042,000	138,720
			138,720
Total Sovereign Bonds (cost $597,710)			586,628

Supranational Bank – 0.19%
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	345,000	253,634
Total Supranational Bank (cost $261,828)			253,634

U.S. Treasury Obligations – 2.55%
U.S. Treasury Bond
2.50% 5/15/46		515,000	505,585
U.S. Treasury Notes
1.125% 9/30/21		960,000	950,963
1.50% 8/15/26		1,960,000	1,901,584
Total U.S. Treasury Obligations (cost $3,395,589)			3,358,132

		Number of shares
Convertible Preferred Stock – 0.02%
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49		7	8,617
Wells Fargo & Co. 7.50% exercise price $156.71,
expiration date 12/31/49		14	18,270
Total Convertible Preferred Stock (cost $26,268)			26,887

Preferred Stock – 1.01%
General Electric 5.00% ●		481,000	510,173
Integrys Holdings 6.00% ●		4,400	119,911
PNC Preferred Funding Trust II 144A 2.073% #●		300,000	292,500
US Bancorp 3.50% ●		350	310,097
USB Realty 2.027% #●		100,000	90,000
Total Preferred Stock (cost $1,210,276)			1,322,681

24     NQ-023 [10/16] 12/16 (18160)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 8.67%
Discount Notes – 3.32%≠
Federal Home Loan Bank
0.285% 11/10/16	301,300	$301,285
0.286% 12/21/16	2,299,663	2,299,024
0.30% 11/3/16	206,146	206,144
0.31% 1/25/17	334,280	334,035
0.315% 11/1/16	1,222,690	1,222,690
		4,363,178
Repurchase Agreements – 2.89%
Bank of America Merrill Lynch
0.25%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $1,043,097 (collateralized by U.S.
government obligations 2.25% 11/15/24;
market value $1,063,952)	1,043,090	1,043,090
Bank of Montreal
0.27%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $347,699 (collateralized by U.S.
government obligations 0.125%–3.875%
11/30/17–2/15/45; market value $354,651)	347,697	347,697
BNP Paribas
0.32%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $2,410,234 (collateralized by U.S.
government obligations 0.00%–4.75%
4/30/17–2/15/45; market value $2,458,418)	2,410,213	2,410,213
		3,801,000
U.S. Treasury Obligation – 2.46%≠
U.S. Treasury Bill 0.237% 11/3/16	3,226,371	3,226,351
		3,226,351
Total Short-Term Investments (cost $11,390,224)		11,390,529

	Number of
	contracts
Options Purchased – 0.02%
Futures Call Option – 0.01%
U.S. Treasury 10 yr Notes exercise price $130.50, expiration
date 11/25/16	33	9,281
		9,281
Futures Put Option – 0.01%
U.S. Treasury 10 yr Notes exercise price $129.50, expiration
date 11/25/16	33	19,078
		19,078
Total Options Purchased (cost $26,484)		28,359

NQ-023 [10/16] 12/16 (18160)     25

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

Total Value of Securities – 107.70%
(cost $140,711,529)	$141,479,676
Liabilities Net of Receivables and Other Assets – (7.70%)★	(10,120,108)
Net Assets Applicable to 15,551,971 Shares Outstanding – 100.00%	$131,359,568

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2016, the aggregate value of Rule 144A securities was $29,717,193, which represents 22.62% of the Fund’s net assets.
@	Illiquid security. At Oct. 31, 2016, the aggregate value of illiquid securities was $268,723, which represents 0.20% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $128,354 cash collateral for certain derivatives as of Oct. 31, 2016.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
●	Variable rate security. Each rate shown is as of Oct. 31, 2016. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2016.

The following foreign currency exchange contracts, futures contracts and swap contract were outstanding at Oct. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BB	COP	197,699,441	USD	(66,978)	12/9/16	$(1,642)
TD	INR	13,779,788	USD	(205,837)	12/9/16	(390)
TD	ZAR	(786,000)	USD	55,987	12/9/16	(1,844)
						$(3,876)

26     NQ-023 [10/16] 12/16 (18160)

(Unaudited)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(1)	E-mini S&P 500 Index	$(106,740)	$(106,005)	12/19/16	$735
(47)	U.S. Treasury 10 yr Notes	(6,119,838)	(6,092,375)	12/21/16	27,463
(14)	U.S. Treasury Long Bonds	(2,274,067)	(2,278,062)	12/21/16	(3,995)
		$(8,500,645)			$24,203

Swap Contract CDS Contract1

Upfront
	Swap		Annual		Payments	Unrealized
	Referenced		Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection
Purchased:
JPMC -
ICE	CDX.NA.HY.27[4]	330,000	5.00%	12/20/21	$(12,497)	$1,185

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(4,593).
4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

NQ-023 [10/16] 12/16 (18160)     27

Schedule of investments
Delaware Core Plus Bond Fund (Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
COP – Colombian Peso
DB – Deutsche Bank
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
INR – Indian Rupee
JPM – JPMorgan
JPMC – JPMorgan Chase Bank
LB – Lehman Brothers
MXN – Mexican Peso
NZD – New Zealand Dollar
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

28     NQ-023 [10/16] 12/16 (18160)

Notes
Delaware Core Plus Bond Fund	October 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Fund (Trust) – Delaware Core Plus Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Oct. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$140,711,529
Aggregate unrealized appreciation of investments	$1,864,776
Aggregate unrealized depreciation of investments	(1,096,629)
Net unrealized appreciation of investments	$768,147

NQ-023 [10/16] 12/16 (18160)     29

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

30     NQ-023 [10/16] 12/16 (18160)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset-
& Mortgage-Backed Securities[1]	$—	$56,315,550	$154,106	$56,469,656
Corporate Debt	—	60,583,031	—	60,583,031
Municipal Bonds	—	1,709,386	—	1,709,386
Foreign Bonds	—	1,808,429	—	1,808,429
Senior Secured Loans	—	4,782,586	—	4,782,586
U.S. Treasury Obligations	—	3,358,132	—	3,358,132
Convertible Preferred Stock	26,887	—	—	26,887
Preferred Stock[1]	310,097	1,012,584	—	1,322,681
Short-Term Investments	—	11,390,529	—	11,390,529
Options Purchased	28,359	—	—	28,359
Total Value of Securities	$365,343	$140,960,227	$154,106	$141,479,676

Foreign Currency Exchange Contracts	$—	$(3,876)	$—	$(3,876)
Futures Contracts	24,203	—	—	24,203
Swap Contracts	—	1,185	—	1,185

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	—	99.73%	0.27%	100.00%
Preferred Stock	23.44%	76.56%	—	100.00%

During the period ended Oct. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. We did not present a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

NQ-023 [10/16] 12/16 (18160)     31

(Unaudited)

3. Subsequent Events

Effective on or about Jan. 31, 2017, the investment strategies for Delaware Core Plus Bond Fund will change and the Fund will be repositioned as a strategic income fund (the “Repositioning”). In connection with this Repositioning, the Fund’s name will change to Delaware Strategic Income Fund.

Management has determined that no other material events or transactions occurred subsequent to Oct. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

32     NQ-023 [10/16] 12/16 (18160)

Schedule of investments
Delaware Emerging Markets Debt Fund	October 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 66.69%
Banking – 10.86%
Banco Nacional de Comercio Exterior 144A
3.80% 8/11/26 #●	230,000	$228,275
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	235,000	244,376
BBVA Bancomer 6.50% 3/10/21	250,000	275,238
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	275,000	280,202
Export-Import Bank of India 144A 3.375% 8/5/26 #	200,000	198,719
ICICI Bank 144A 4.00% 3/18/26 #	200,000	203,730
SUAM Finance 144A 4.875% 4/17/24 #	220,000	232,540
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	210,000	221,151
Woori Bank 144A 4.75% 4/30/24 #	295,000	313,074
		2,197,305
Basic Industry – 11.62%
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	200,000	211,120
Equate Petrochemical 144A 3.00% 3/3/22 #	255,000	251,407
MMC Norilsk Nickel
144A 5.55% 10/28/20 #	250,000	265,355
144A 6.625% 10/14/22 #	200,000	223,641
OCP 144A 4.50% 10/22/25 #	500,000	505,380
Southern Copper 5.875% 4/23/45	195,000	195,756
Suzano Austria 144A 5.75% 7/14/26 #	240,000	237,912
Suzano Trading 144A 5.875% 1/23/21 #	190,000	197,125
Vale Overseas 5.875% 6/10/21	245,000	261,844
		2,349,540
Capital Goods – 3.16%
Cemex 144A 7.75% 4/16/26 #	250,000	280,775
St. Marys Cement 144A 5.75% 1/28/27 #	200,000	202,680
Union Andina de Cementos 144A 5.875% 10/30/21 #	150,000	156,225
		639,680
Communications – 10.77%
Cablevision 144A 6.50% 6/15/21 #	180,000	187,650
Columbus Cable Barbados 144A 7.375% 3/30/21 #	250,000	268,437
Digicel Group 144A 8.25% 9/30/20 #	300,000	267,000
Millicom International Cellular
144A 6.00% 3/15/25 #	200,000	202,640
144A 6.625% 10/15/21 #	200,000	210,010
MTS International Funding 144A 5.00% 5/30/23 #	200,000	207,515
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	212,533
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	207,014
VimpelCom Holdings 144A 5.95% 2/13/23 #	200,000	206,000

NQ-227 [10/16] 12/16 (18155)     1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
VTR Finance 144A 6.875% 1/15/24 #	200,000	$209,750
		2,178,549
Consumer Cyclical – 4.86%
Alibaba Group Holding 3.125% 11/28/21	200,000	207,010
Cencosud 144A 6.625% 2/12/45 #	355,000	377,108
JD.com 3.125% 4/29/21	400,000	399,841
		983,959
Consumer Non-Cyclical – 5.75%
Arcor SAIC 144A 6.00% 7/6/23 #	155,000	164,688
Becle 144A 3.75% 5/13/25 #	200,000	203,740
Gruma 144A 4.875% 12/1/24 #	200,000	217,500
JBS USA 144A 5.75% 6/15/25 #	150,000	147,750
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	207,000
Sigma Alimentos 144A 4.125% 5/2/26 #	220,000	221,870
		1,162,548
Electric – 4.76%
AES Andres 144A 7.95% 5/11/26 #	200,000	212,750
AES Gener 144A 8.375% 12/18/73 #●	200,000	213,000
Enersis Americas 4.00% 10/25/26	115,000	114,983
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	200,000	222,000
Trinidad Generation 144A 5.25% 11/4/27 #	200,000	199,500
		962,233
Energy – 13.32%
CNOOC Finance 2015 Australia 2.625% 5/5/20	400,000	406,923
Ecopetrol
5.875% 9/18/23	55,000	59,125
7.375% 9/18/43	160,000	163,600
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	250,000	269,106
Pertamina Persero
144A 5.25% 5/23/21 #	200,000	216,506
144A 5.625% 5/20/43 #	200,000	201,367
Petrobras Global Finance
6.25% 3/17/24	70,000	69,370
7.875% 3/15/19	205,000	220,887
8.375% 5/23/21	105,000	116,424
8.75% 5/23/26	35,000	39,515
Petroleos Mexicanos 144A 6.75% 9/21/47 #	280,000	278,250
Petronas Global Sukuk 144A 2.707% 3/18/20 #	205,000	208,606
Tengizchevroil Finance Co. International 144A
4.00% 8/15/26 #	200,000	193,385
YPF
144A 8.50% 3/23/21 #	125,000	137,775

2     NQ-227 [10/16] 12/16 (18155)

(Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
YPF
144A 26.333% 7/7/20 #●		100,000	$112,500
			2,693,339
Real Estate – 1.03%
Trust F 144A 5.25% 1/30/26 #		200,000	207,500
			207,500
Transportation – 0.56%
DP World 144A 6.85% 7/2/37 #		100,000	114,415
			114,415
Total Corporate Bonds (cost $13,030,226)			13,489,068

Regional Bonds – 2.10%Δ
Argentina – 2.10%
City of Buenos Aires Argentina 144A 7.50% 6/1/27 #		250,000	270,000
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		150,000	154,500
			424,500
Total Regional Bonds (cost $402,918)			424,500

Sovereign Loan – 2.04%«
Republic of Angola (Unsecured) 7.175% 12/16/23 @		478,125	413,578
Total Sovereign Loan (cost $478,125)			413,578

Sovereign Bonds – 19.62%Δ
Argentina – 1.13%
Argentine Republic Government International Bond 144A
7.125% 7/6/36 #		220,000	227,370
			227,370
Bahrain – 1.02%
Bahrain Government International Bond 144A
7.00% 10/12/28 #		200,000	206,500
			206,500
Bermuda – 1.00%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	201,470
			201,470
Brazil – 0.41%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	282,000	82,824
			82,824

NQ-227 [10/16] 12/16 (18155)     3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Croatia – 1.18%
Croatia Government International Bond 144A
6.375% 3/24/21 #		215,000	$239,170
			239,170
Dominican Republic – 1.10%
Dominican Republic International Bond 144A
6.875% 1/29/26 #		200,000	222,000
			222,000
Hungary – 0.58%
Hungary Government International Bond 5.75% 11/22/23		100,000	116,837
			116,837
Jamaica – 1.16%
Jamaica Government International Bond 8.00% 3/15/39		200,000	234,972
			234,972
Mexico – 0.77%
Mexican Bonos
5.75% 3/5/26	MXN	528,600	27,023
8.50% 5/31/29	MXN	2,087,000	129,298
			156,321
Mongolia – 1.07%
Mongolia Government International Bond 144A
10.875% 4/6/21 #		200,000	217,006
			217,006
Peru – 0.96%
Peruvian Government International Bond 6.95% 8/12/31	PEN	600,000	194,345
			194,345
Saudi Arabia – 1.96%
Saudi Government International Bond
144A 2.375% 10/26/21 #		200,000	199,565
144A 4.50% 10/26/46 #		200,000	196,925
			396,490
Serbia – 1.03%
Republic of Serbia 144A 4.875% 2/25/20 #		200,000	207,425
			207,425
South Africa – 2.48%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	3,065,000	208,217
Republic of South Africa Government International Bond
5.875% 5/30/22		260,000	294,094
			502,311
Sri Lanka – 2.02%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		200,000	206,878

4     NQ-227 [10/16] 12/16 (18155)

(Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Sri Lanka (continued)
Sri Lanka Government International Bond
144A 6.125% 6/3/25 #		200,000	$201,267
			408,145
Uruguay – 1.75%
Uruguay Government International Bond 5.10% 6/18/50		355,000	354,556
			354,556
Total Sovereign Bonds (cost $3,918,559)			3,967,742

Supranational Banks – 1.69%
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	250,000,000	19,407
9.25% 12/2/20	IDR	830,000,000	69,576
Inter-American Development Bank 6.00% 9/5/17	INR	17,000,000	253,201
Total Supranational Banks (cost $341,583)			342,184

		Number of shares
Exchange-Traded Fund – 0.93%
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF
		10,000	187,700
Total Exchange-Traded Fund (cost $188,651)			187,700

		Principal amount°
Short-Term Investments – 4.28%
Discount Notes – 1.47%≠
Federal Home Loan Bank
0.286% 11/10/16		15,053	15,052
0.295% 12/21/16		73,916	73,896
0.299% 11/3/16		36,781	36,781
0.31% 1/25/17		51,263	51,226
0.315% 11/1/16		120,837	120,837
			297,792
Repurchase Agreements – 1.59%
Bank of America Merrill Lynch
0.25%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $88,366 (collateralized by U.S.
government obligations 2.25% 11/15/24;
market value $90,132)		88,365	88,365
Bank of Montreal
0.27%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $29,455 (collateralized by U.S.
government obligations 0.125%–3.875%
11/30/17–2/15/45; market value $30,044)		29,455	29,455

NQ-227 [10/16] 12/16 (18155)     5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.32%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $204,182 (collateralized by U.S.
government obligations 0.00%–4.75%
4/30/17–2/15/45; market value $208,264)	204,180	$204,180
		322,000
U.S. Treasury Obligation – 1.22%≠
U.S. Treasury Bill 0.24% 11/3/16	246,324	246,322
		246,322
Total Short-Term Investments (cost $866,102)		866,114

Total Value of Securities – 97.35%
(cost $19,226,164)		19,690,886

Receivables and Other Assets Net of Liabilities – 2.65%★		535,770
Net Assets Applicable to 2,375,396 Shares Outstanding – 100.00%		$20,226,656

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2016, the aggregate value of Rule 144A securities was $13,708,628, which represents 67.78% of the Fund’s net assets.
@	Illiquid security. At Oct. 31, 2016, the aggregate value of illiquid securities was $413,578, which represents 2.04% of the Fund’s net assets.
★	Includes $7,000 cash collateral for futures contracts as of Oct. 31, 2016.
≠	The rate shown is the effective yield at the time of purchase.
«	Sovereign loans generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Sovereign loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
●	Variable rate security. Each rate shown is as of Oct. 31, 2016. Interest rates reset periodically.

6     NQ-227 [10/16] 12/16 (18155)

(Unaudited)

The following foreign currency exchange contracts were outstanding at Oct. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BB	COP	374,691,702	USD	(126,941)	12/9/16	$(3,112)
BNP	INR	13,364,000	USD	(198,922)	12/9/16	326
CITI	COP	162,242,587	USD	(54,923)	12/9/16	(1,304)
CITI	MXN	34,069	USD	(1,826)	12/9/16	(32)
CITI	ZAR	(1,231,033)	USD	87,769	12/9/16	(2,806)
TD	INR	729,838	USD	(10,902)	12/9/16	(21)
TD	MXN	(5,475,456)	USD	293,277	12/9/16	4,890
TD	ZAR	(2,033,000)	USD	144,811	12/9/16	(4,770)
UBS	IDR	(1,136,092,175)	USD	86,592	12/9/16	(73)
						$(6,902)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(7)	U.S. Treasury 5 yr Notes	$(847,362)	$(845,578)	1/2/17	$1,784

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contract and notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BB – Barclays
BNP – BNP Paribas
BRL – Brazilian Real
CITI – Citigroup Global Markets
COP – Colombian Peso
EM – Emerging Markets
ETF – Exchange Traded Fund
IDR – Indonesian Rupiah
INR – Indian Rupee
MXN – Mexican Peso
PEN – Peruvian Nuevo Sol
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
ZAR – South African Rand

NQ-227 [10/16] 12/16 (18155)     7

Notes
Delaware Emerging Markets Debt Fund	October 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Government Funds – Delaware Emerging Markets Debt Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Short sales – The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objectives and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

8     NQ-227 [10/16] 12/16 (18155)

(Unaudited)

Leverage – The Fund may employ leverage to attempt to take advantage of or increase the total return of investment opportunities the investment manager believes are attractive. The Fund may initiate leverage to the extent that the sum of aggregate borrowed funds and the notional value plus any gain or minus any loss of derivatives positions may not exceed an amount equal to 33⅓% of the Fund’s total assets, measured at the time the leverage is employed. When the Fund initiates leverage, the leverage may include borrowing through a margin account maintained with a broker. At Oct. 31, 2016, the Fund had no outstanding borrowing.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-227 [10/16] 12/16 (18155)     9

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$13,489,068	$—	$13,489,068
Foreign Debt	—	4,734,426	—	4,734,426
Sovereign Loan	—	—	413,578	413,578
Exchange-Traded Fund	187,700	—	—	187,700
Short-Term Investments	—	866,114	—	866,114
Total Value of Securities	$187,700	$19,089,608	$413,578	$19,690,886
Foreign Currency Exchange Contracts	$—	$(6,902)	$—	$(6,902)
Futures Contracts	1,784	—	—	1,784

During the period ended Oct. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 investments. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Sovereign Loan
Balance as of 7/31/16	$418,359
Net change in unrealized appreciation (depreciation)	(4,781)
Balance as of 10/31/16	$413,578
Net change in unrealized appreciation (depreciation)
from investments still held at the end of the period	$(4,781)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

10     NQ-227 [10/16] 12/16 (18155)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: